Leases - Schedule of Future Minimum Payments Under Non-Cancellable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Jan. 01, 2019	Dec. 31, 2018
Leases [Abstract]
2019		¥ 99,133
2020		82,697
2021		26,980
2022		8,633
Total	¥ 162,404	¥ 217,443